Other Accounts Payable	12 Months Ended
Dec. 31, 2023
Other Accounts Payable [Abstract]
OTHER ACCOUNTS PAYABLE

NOTE 8 — OTHER ACCOUNTS PAYABLE:

	December 31
	2023	2022
Employees, salaries and related liabilities	195,509	137,597
Advances from customers	201,762	185,002
Warranty provision	5,793	9,136
Accrued expenses	287,797	442,912
	690,861	774,647